Business Combination - Net Fair Value of Assets and Liabilities at Acquisition Date (Detail) - Fertinal [member] $ in Thousands	Jan. 28, 2016 MXN ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ (6,943)
Accounts receivable	102,121
Inventories	762,254
Properties, plant and equipment	9,811,928
Other assets	1,671,718
Total assets	12,341,078
Accounts payable	2,331,540
Debt	9,365,152
Deferred taxes	328,578
Total liabilities	12,025,270
Total assets, net	315,808
Transaction value	4,322,826
Goodwill	$ 4,007,018